SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2019
SEGMENT INFORMATION
SEGMENT INFORMATION

18. SEGMENT INFORMATION

The Company’s Chief Operating Decision Maker (the “CODM”) during the years ended December 31, 2017, 2018 and 2019 is the Chief Executive  Officer of the Company, who is responsible for decisions about allocating resources and assessing the performance of the Company.

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s CODM. For the year ended December 31, 2019, the Company’s CODM reviewed the financial information of the used car sales business and used car financing business carried out by the Company on a consolidated basis. Therefore, the Company has one operating and reportable segment. The Company operates solely in the PRC and all of the Company’s long- lived assets are located in the PRC.

The Company does not allocate assets to its current operating segments as management does not believe that allocating these assets is useful in evaluating these segments’ performance. Accordingly, the Company has not made disclosure of total assets by reportable segment.

All of the Company’s revenues for the years ended December 31, 2017, 2018 and 2019 was generated from the PRC.

As of December 31, 2018 and 2019, respectively, all of long-lived assets of the Company were located in the PRC.

Other segment information

Automobile sales related to used car and new car sales. Financing income related to revenue generated from its used car financing services. Other revenue mainly included revenue generated from agency fees in connection with arrangements with third-party dealers, whereas the Company facilitates sales of their cars, and commissions received by the Company from insurance companies for its facilitating services.

	Years ended December 31,
	2017	2018	2019
Automobile sales	$88,227	$420,005	$332,634
Financing income	26,426	2,317	—
Others	1,933	9,082	2,063
Total	$116,586	$431,404	$334,697